Income Tax Expenses/(Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expenses/(benefits)
Current	$ 10,638	$ (1,587)	$ 18,035
Deferred	(4,265)	2,314	4,197
Total	$ 6,373	$ 727	$ 22,232